Significant Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2012 y
Purchased customer contracts and relationships
Intangible assets
Estimated useful life, minimum (in years)	10
Estimated useful life, maximum (in years)	20
Purchased customer lists
Intangible assets
Estimated useful life, maximum (in years)	10